Transfer of financial assets, assets pledged and received as collateral (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Summary of assets not freely disposable

Financial assets pledged as collateral
in EUR million	2022	2021
Banks
– Cash and balances with central banks	364	465
– Loans and advances to banks	4,007	3,310
Financial assets at fair value through profit or loss	17,079	15,334
Financial assets at fair value through OCI	2,142	2,320
Securities at amortised cost	3,578	4,468
Loans and advances to customers	98,917	118,868
Other assets	596	796
	126,682	145,560

Schedule of financial assets received as collateral

Financial assets received as collateral
in EUR million	2022	2021
Total received collateral available for sale or repledge at fair value
– equity securities	22,847	27,553
– debt securities	103,723	67,696

of which sold or repledged at fair value
– equity securities	18,613	23,330
– debt securities	66,636	50,366

Schedule of transfer of financial assets not qualifying for derecognition

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt [2]
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	2,087	3,109			6,357	4,384	7,178	5,863
Financial assets at fair value through other comprehensive income			499				453	527
Loans and advances to customers							4,637	4,386
Securities at amortised cost			435				261	992

Associated liabilities at carrying amount[1]
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	6,245	4,130	8,932	7,538
1The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.
2The prior period on Financial assets at fair value through other comprehensive income and Securities at amortised cost has been updated to improve consistency and comparability